Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	May 31, 2026		May 31, 2025		May 31, 2026		May 31, 2025		Aug. 31, 2025		Aug. 31, 2024
Income Statement [Abstract]
Revenue	$ 123,574		$ 37,306		$ 211,613		$ 160,359		$ 284,666		$ 314,719
Cost of revenue	116,751		8,505		201,580		168,681		304,433		323,038
Gross profit/(loss)	6,823		28,801		10,033		(8,322)		(19,767)		(8,319)
Operating expenses:
Selling and marketing expenses	617		5,566		4,712		20,264		22,049		61,211
General and administrative expenses	1,086,034		1,231,898		3,128,448		7,096,421		14,947,935		26,250,276
Total operating expenses	1,086,651		1,237,464		3,133,160		7,116,685		14,969,984		26,311,487
Loss from operation	(1,079,828)		(1,208,663)		(3,123,127)		(7,125,007)		(14,989,751)		(26,319,806)
Other income
Interest income/(expense)	(43)		(32)		(55)		147		153		142
Other income	1,654		21,857		1,972		24,130		21,593		4,268
Total other income/(expense)	1,611		21,825		1,917		24,277		21,746		4,410
Loss from operation before income taxes	(1,078,217)		(1,186,838)		(3,121,210)		(7,100,730)		(14,968,005)		(26,315,396)
Income tax expenses
Net loss	(1,078,217)		(1,186,838)		(3,121,210)		(7,100,730)		(14,968,005)		(26,315,396)
Less: Net loss attributable to non-controlling interests	(64,781)		(69,014)		(190,612)		(221,683)		(341,143)		(436,805)
Net loss attributable to equity holders of the Company	(1,013,436)		(1,117,824)		(2,930,598)		(6,879,047)		(14,626,862)		(25,878,591)
Other comprehensive income/(loss):
Foreign currency translation adjustment	7,077		(103,798)		(115,755)		(89,560)		(51,570)		(54,364)
Total comprehensive loss	(1,006,359)		(1,221,622)		(3,046,353)		(6,968,607)		(14,678,432)		(25,932,955)
Less: net comprehensive income attributable to non-controlling interests	12,076		(21,508)		(42,157)		(9,273)		(14,799)		(22,573)
Net comprehensive loss attributable to equity holders of the Company	$ (1,018,435)		$ (1,200,114)		$ (3,004,196)		$ (6,959,334)		$ (14,663,633)		$ (25,910,382)
Net loss attributable to equity holders of the Company per common share:
Basic	$ (0.04)	[1]	$ (0.04)	[1]	$ (0.11)	[1]	$ (0.26)	[1]	$ (0.55)		$ (1.01)
Diluted	$ (0.04)	[1]	$ (0.04)	[1]	$ (0.11)	[1]	$ (0.26)	[1]	$ (0.55)		$ (1.01)
Weighted average number of common shares outstanding:
Basic	27,180,631		27,180,631		27,180,631		26,709,695		26,828,397	[2]	25,678,138	[2]
Diluted	27,180,631		27,180,631		27,180,631		26,709,695		26,828,397	[2]	25,678,138	[2]

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11,2024.